PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

3.          PREPAID EXPENSES AND OTHER CURRENT ASSETS

Components of other current assets which are included in the prepaid expenses and other current assets are as follows:

	As of December 31,
	2016	2017
Receivable from processing agencies (1)	$1,671	$2,460
Prepayment to suppliers	6,933	11,880
Rental deposits and prepaid rents	198	211
Deferred expense	287	341
Other	585	804

Total	$9,674	$15,696

(1)

Receivables from processing agencies represented cash that had been received from customers but held by the processing agencies as of December 31, 2016 and 2017. The receivables were collected by the Group subsequent to the respective year end.